15 Financial instruments (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 16,446	$ 17,608	$ 7,387
Financial assets at fair value through profit or loss	4,946	3,798	1,563
Non-financial assets	326
Total	21,718	21,406	$ 8,950
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	14,151	16,961
Financial assets at fair value through profit or loss
Non-financial assets
Total	14,151	16,961
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	340	429
Financial assets at fair value through profit or loss
Non-financial assets	326
Total	666	429
Cash and cash equivalents [member] | Cash and banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,638	218
Financial assets at fair value through profit or loss
Non-financial assets
Total	1,638	218
Cash and cash equivalents [member] | Money market funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	2,724
Non-financial assets
Total	2,724
Financial assets at fair value through profit or loss [member] | Money market funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss		3,798
Non-financial assets
Total		$ 3,798
Financial assets at fair value through profit or loss [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	2,222
Non-financial assets
Total	2,222
Financial assets at amortized cost [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	317
Financial assets at fair value through profit or loss
Non-financial assets
Total	$ 317